CONCENTRATIONS OF RISK (Details - Concentrations of risk) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Concentration Risk [Line Items]
Revenue	$ 2,977	$ 5,977
Cost of revenue	2,350	303,987
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 2,977
Concentrations of risk, percentage	100.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,133
Total Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 2,977	$ 5,977
Concentrations of risk, percentage	100.00%	100.00%
Total Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,133	$ 1,334
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue		$ 4,133
Concentrations of risk, percentage		69.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 1,334
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue		$ 1,844
Concentrations of risk, percentage		31.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 0
Supplier C [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage	42.00%
Cost of revenue	$ 984
Balance outstanding	$ 0
Supplier D [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage	18.00%
Cost of revenue	$ 427
Balance outstanding	$ 0
Supplier E [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage	12.00%
Cost of revenue	$ 281
Balance outstanding	$ 0
Total Suppliers [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage	72.00%	94.00%
Cost of revenue	$ 1,692	$ 286,493
Balance outstanding	$ 0	$ 3,477,405
Supplier A [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage		75.00%
Cost of revenue		$ 229,032
Balance outstanding		$ 2,128,328
Supplier B [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage		19.00%
Cost of revenue		$ 57,461
Balance outstanding		$ 1,349,077